Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Table Text Block
Results of Operations and Total Assets
December 31, 2021
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,674,589	$321,154	$6
Provision for credit losses (benefit)		(136,352)	(56,897)	-
Non-interest income		565,310	24,518	(548)
Amortization of intangibles		2,813	665	-
Depreciation expense		46,539	7,415	-
Other operating expenses		1,285,959	203,892	(544)
Income tax expense		253,479	56,538	-
Net income		$787,461	$134,059	$2
Segment assets		$64,336,681	$10,399,066	$(31,528)

December 31, 2021
	Reportable			Total
(In thousands)	Segments	Corporate	Eliminations	Popular, Inc.
Net interest income (expense)	$1,995,749	$(38,159)	$-	$1,957,590
Provision for credit losses (benefit)	(193,249)	(215)	-	(193,464)
Non-interest income	589,280	56,535	(3,687)	642,128
Amortization of intangibles	3,478	5,656	-	9,134
Depreciation expense	53,954	1,150	-	55,104
Other operating expenses	1,489,307	(545)	(3,725)	1,485,037
Income tax expense (benefit)	310,017	(1,085)	86	309,018
Net income	$921,522	$13,415	$(48)	$934,889
Segment assets	$74,704,219	$5,458,718	$(5,065,038)	$75,097,899
December 31, 2020
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,593,599	$302,517	$11
Provision for credit losses		210,955	81,486	-
Non-interest income		445,893	24,285	(553)
Amortization of intangibles		5,634	665	-
Depreciation expense		47,890	9,558	-
Other operating expenses		1,169,816	228,406	(544)
Income tax expense		106,211	7,411	-
Net income (loss)		$498,986	$(724)	$2
Segment assets		$55,353,626	$10,255,954	$(33,935)

December 31, 2020
	Reportable			Total
(In thousands)	Segments	Corporate	Eliminations	Popular, Inc.
Net interest income (expense)	$1,896,127	$(39,514)	$-	$1,856,613
Provision for credit losses	292,441	95	-	292,536
Non-interest income	469,625	46,442	(3,755)	512,312
Amortization of intangibles	6,299	98	-	6,397
Depreciation expense	57,448	1,004	-	58,452
Other operating expenses	1,397,678	(1,212)	(3,486)	1,392,980
Income tax expense (benefit)	113,622	(1,560)	(124)	111,938
Net income	$498,264	$8,503	$(145)	$506,622
Segment assets	$65,575,645	$5,214,439	$(4,864,084)	$65,926,000
December 31, 2019
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,633,950	$295,470	$(51)
Provision for credit losses		135,495	30,028	-
Non-interest income		506,739	23,160	(561)
Amortization of intangibles		8,610	664	-
Depreciation expense		49,058	8,263	-
Other operating expenses		1,208,458	205,219	(547)
Income tax expense		129,145	19,164	-
Net income		$609,923	$55,292	$(65)
Segment assets		$41,756,864	$10,056,316	$(18,576)

December 31, 2019
	Reportable			Total
(In thousands)	Segments	Corporate	Eliminations	Popular, Inc.
Net interest income (expense)	$1,929,369	$(37,675)	$-	$1,891,694
Provision for credit losses	165,523	256	-	165,779
Non-interest income	529,338	43,901	(3,356)	569,883
Amortization of intangibles	9,274	96	-	9,370
Depreciation expense	57,321	746	-	58,067
Other operating expenses	1,413,130	55	(3,140)	1,410,045
Income tax expense (benefit)	148,309	(1,041)	(87)	147,181
Net income	$665,150	$6,114	$(129)	$671,135
Segment assets	$51,794,604	$5,228,276	$(4,907,556)	$52,115,324
December 31, 2021
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$734,501	$934,611	$5,477	$-	$1,674,589
Provision for credit losses (benefit)	(85,990)	(50,362)	-	-	(136,352)
Non-interest income	118,126	343,125	109,018	(4,959)	565,310
Amortization of intangibles	290	2,110	609	(196)	2,813
Depreciation expense	20,512	25,386	641	-	46,539
Other operating expenses	377,563	818,503	91,652	(1,759)	1,285,959
Income tax expense	180,874	66,616	5,989	-	253,479
Net income	$359,378	$415,483	$15,604	$(3,004)	$787,461
Segment assets	$64,994,081	$31,313,708	$2,038,402	$(34,009,510)	$64,336,681
December 31, 2020
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$653,091	$927,165	$13,343	$-	$1,593,599
Provision for credit losses	47,905	163,050	-	-	210,955
Non-interest income	100,329	249,464	97,443	(1,343)	445,893
Amortization of intangibles	197	3,609	1,828	-	5,634
Depreciation expense	20,488	26,746	656	-	47,890
Other operating expenses	303,534	782,521	85,122	(1,361)	1,169,816
Income tax expense (benefit)	104,617	(5,934)	7,528	-	106,211
Net income	$276,679	$206,637	$15,652	$18	$498,986
Segment assets	$49,806,766	$29,000,270	$2,218,444	$(25,671,854)	$55,353,626
December 31, 2019
Banco Popular de Puerto Rico
		Consumer	Other	Eliminations	Total Banco
	Commercial	and Retail	Financial	and Other	Popular de
(In thousands)	Banking	Banking	Services	Adjustments	Puerto Rico
Net interest income	$619,926	$1,009,196	$4,828	$-	$1,633,950
Provision for credit losses (benefit)	(46,099)	181,594	-	-	135,495
Non-interest income	99,758	303,268	106,218	(2,505)	506,739
Amortization of intangibles	195	4,294	4,121	-	8,610
Depreciation expense	20,024	28,411	623	-	49,058
Other operating expenses	309,762	835,582	65,631	(2,517)	1,208,458
Income tax expense	104,636	11,999	12,510	-	129,145
Net income	$331,166	$250,584	$28,161	$12	$609,923
Segment assets	$34,340,842	$23,976,004	$380,557	$(16,940,539)	$41,756,864

Schedule Of Revenues And Selected Balance Sheet Information By Geographic Area
(In thousands)	2021	2020	2019
Revenues:[1]
Puerto Rico	$2,136,481	$1,921,207	$2,016,089
United States	390,201	376,529	371,368
Other	73,036	71,189	74,120
Total consolidated revenues	$2,599,718	$2,368,925	$2,461,577
[1]

Total revenues include net interest income, service charges on deposit accounts, other service fees, mortgage banking activities, net gain (loss) on sale of debt securities, net gain, including impairment on equity securities, net (loss) profit on trading account debt securities, net (loss) gain on sale of loans, including valuation adjustments on loans held-for-sale, adjustments (expense) to indemnity reserves on loans sold, and other operating income.

Selected Balance Sheet Information
(In thousands)	2021	2020	2019
Puerto Rico
Total assets	$63,221,282	$54,143,954	$40,544,255
Loans	19,770,118	20,413,112	18,989,286
Deposits	57,211,608	47,586,880	34,664,243
United States
Total assets	$10,986,055	$10,878,030	$10,693,536
Loans	8,903,493	8,396,983	7,819,187
Deposits	7,777,232	7,672,549	7,664,792
Other
Total assets	$890,562	$904,016	$877,533
Loans	626,115	674,556	657,603
Deposits [1]	2,016,248	1,606,911	1,429,571
[1]	Represents deposits from BPPR operations located in the U.S. and British Virgin Islands.